TAX LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Dislosure Of Tax Liabilities [Abstract]
Schedule of detailed information about tax liabilities
a)	The Company has discussions about the illegality of changes in state laws to charge ICMS-ST. Part of the amount recorded as tax payable but not yet paid is being discussed in court by Company, and in some cases, the amounts are deposited in court, as mentioned in note 13.
	Consolidated
	2021	2020
ICMS (ordinary)	150,396	134,165
ICMS-ST provision (a)	58,188	61,521
Taxes on invoicing abroad	340,648	364,291
Withholding tax (IRRF)	148,081	131,368
Other taxes payable - foreign subsidiaries	138,461	136,232
Income tax	7,062	15,943
PIS and COFINS payable	144	11,857
INSS and service tax (ISS) payable	29,359	32,954
Other	8,888	6,490
Total	881,227	894,821

Current	766,430	785,367
Non-current	114,797	109,454